Common Shares	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Earnings Per Share [Text Block]
12. SHARES AND PREFERRED SHARES
Ordinary Shares
In connection with the Redomiciliation, STERIS UK shareholders received STERIS plc shares pursuant to a scheme of arrangement under UK law. Each STERIS UK ordinary shareholder received one ordinary share, par value $75.00, of STERIS plc for each STERIS UK ordinary share held, which STERIS UK shares were canceled. On May 3, 2019, the par value of STERIS plc shares issued pursuit to the scheme of arrangement was reduced to $0.001 per share.
We calculate basic earnings per share based upon the weighted average number of shares outstanding. We calculate diluted earnings per share based upon the weighted average number of shares outstanding plus the dilutive effect of share equivalents calculated using the treasury stock method. The following is a summary of shares and share equivalents outstanding used in the calculations of basic and diluted earnings per share:

Years ended March 31,	2020	2019	2018
Denominator (shares in thousands):
Weighted average shares outstanding—basic	84,778	84,577	85,028
Dilutive effect of share equivalents	863	891	685
Weighted average shares outstanding and share equivalents—diluted	85,641	85,468	85,713
Options to purchase the following number of shares were outstanding but excluded from the computation of diluted earnings per share because the combined exercise prices, unamortized fair values, and assumed tax benefits upon exercise were greater than the average market price for the shares during the periods, so including these options would be anti-dilutive:

Years ended March 31,	2020	2019	2018
Number of ordinary share options (shares in thousands)	285	352	393
Additional Authorized Shares
The Company has an additional authorized share capital of 50,000,000 preferred shares of $0.001 par value each, plus 25,000 deferred ordinary shares of €1.00 par value each, in order to satisfy minimum statutory capital requirements for all Irish public limited companies.